Income taxes and deferred taxes - Additional information (Details) - EUR (€)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes and deferred taxes
Uncertain tax positions		€ 4,000,000
Current tax liability		4,317,000	€ 1,988,000
Accrual Expense For Uncertain Tax Liability Position		2,200,000
Current Tax Liability Reversed.			1,600,000	€ 1,600,000
Income Tax Expense In Relation To Company's Subsidiaries		638,000	185,000,000,000
Income tax liability		317,000
Deferred tax income/(expense)		7,000	3,000	10,000
Belgium
Income taxes and deferred taxes
Historical losses carried forward for future taxable income		213,500,000	153,600,000	108,200,000
AUSTRALIA
Income taxes and deferred taxes
Historical losses carried forward for future taxable income		€ 2,800,000	€ 1,800,000	€ 2,600,000
Research and Development Expenses [Member]
Income taxes and deferred taxes
Amortization period, in years	5 years